Equity-Based Compensation - Assumptions Used for Fair Value Measurement (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum			1.97%	1.01%
Risk-free interest rate, maximum			2.17%	2.24%
Expected volatility, minimum			80.80%	79.20%
Expected volatility, maximum			83.10%	83.60%
Expected volatility, weighted average			81.00%	79.90%
Forfeiture rate	5.00%	5.00%	5.00%	5.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 3 months 18 days	5 years 3 months 18 days	5 years 3 months 18 days	5 years
Risk-free interest rate	2.72%	1.97%
Expected volatility rate	78.10%	80.80%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years	6 years 6 months	6 years 6 months	7 years
Risk-free interest rate	2.86%	2.17%
Expected volatility rate	82.40%	83.10%
Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.76%	2.07%	2.07%	1.58%
Expected volatility rate	80.90%	81.00%